Defined benefit plans (Detail 6) - Swiss defined benefit plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation	12 years 7 months 6 days	13 years 3 months 18 days
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months	$ 3,128	$ 2,911
Benefits expected to be paid between 1 and 3 years	5,793	4,812
Benefits expected to be paid between 3 and 6 years	8,637	7,231
Benefits expected to be paid between 6 and 11 years	13,179	11,203
Benefits expected to be paid between 11 and 16 years	11,335	9,621
Benefits expected to be paid in more than 16 years	$ 35,714	$ 30,398